SCHEDULE OF SEGMENT REPORTING INFORMATION, BY SEGMENT (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue		$ 381	$ 38,466	$ 50,719	$ 38,695	$ 46,288	$ 35,573
Cost of revenue		123	32,071	42,198	32,157		30,779
Selling, general and administrative		2,822	4,262	7,687	12,390		9,235
(Gain) Loss on fair value adjustment of financial instruments		(539)		(1,289)	(2,982)		(13,403)
Interest income (expense), net		27	(3,234)	(3,602)	(5,603)		(3,358)
Loss before provision for income taxes and discontinued operations		2,603	(1,045)	5,933	(14,223)		$ (20,634)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenue		381	38,466	50,719	38,695
Cost of revenue		123	32,071	42,198	32,157
Selling, general and administrative	[1]	2,822	4,262	7,687	12,390
(Gain) Loss on fair value adjustment of financial instruments		539		1,289	2,982
Interest income (expense), net		(27)	3,234	3,602	5,603
Other	[2]	5,679	56	9,990	214
Loss before provision for income taxes and discontinued operations		$ 2,603	$ (1,045)	$ 5,933	$ (14,223)

[1]	Includes amounts for depreciation and amortization expense.
[2]	Other includes gains of $5.7 million and $10.0 million for settlements of deposits and other liabilities at a discount for the three and nine months ended September 30, 2025, respectively.